Asset Purchase (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Asset Purchase [Abstract]
Schedule of Acquisition Cost was Allocated to the Assets Acquired

The purchase price was allocated as follows:

Preliminary Allocation
Purchase consideration at fair value:
Class A common stock	$14,424,860

Assets acquired and liabilities assumed at fair value
Cash	$14,596,267
Accounts receivable	305,380
Prepaid expenses and other current assets	1,065,991
Other assets	14,597
Operating lease right-of-use assets	130,225
Goodwill	80,950
Accounts payable	(782,184)
Accrued expenses	(856,141)
Operating lease liabilities	(130,225)
Net assets acquired	$14,424,860

The acquisition cost was allocated to the assets acquired as follows:

October 24, 2024
Purchase consideration:
Initial Cash Purchase Price	$4,000,000
Issuance of Stock	8,131,656
Assumed liabilities	1,000,000
Total purchase consideration	$13,131,656

Purchase price allocation:
Accounts receivable	$1,515,824
Inventory	390,219
Fixed assets	416,792
Order backlog	10,808,821
Fair value of net assets acquired	$13,131,656